UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22527

FEG ABSOLUTE ACCESS TEI FUND LLC
(Exact name of registrant as specified in charter)

201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
(Address of principal executive offices) (Zip code)

RYAN WHEELER
201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 268-0333

Date of fiscal year end: MARCH 31

Date of reporting period: DECEMBER 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

FEG Absolute Access TEI Fund LLC

Schedule of Investments

December 31, 2014
(unaudited)

	Cost	Fair Value
Investment in FEG Absolute Access Fund LLC (1) - 100.14%	$233,182,582	$265,593,056
Liabilities in excess of other assets - (0.14)%		(376,264)
Total Members' Capital - 100.00%		$265,216,792

(1)	Invests the majority of its assets in FEG Absolute Access Fund LLC

The Schedule of Investments of FEG Absolute Access Fund LLC is included below.

FEG Absolute Access Fund LLC

Schedule of Investments

December 31, 2014
(unaudited)

	Cost	Fair Value	Percentage of Members’ Capital	Withdrawals Permitted (9)	Redemption Notice Period (9)

Investments in Portfolio Funds: (1)
United States:
Multi-Strategy: (11)
Absolute Return Capital Partners, L.P.	14,426,792	14,026,757	4.1%	Monthly	15 days
AG Super Fund, L.P. (2)	12,308,154	16,390,674	4.8	Annually (3)	60 days
BlueTrend Fund, L.P.	12,500,000	13,776,697	4.0	Monthly	60 days
Canyon Value Realization Fund, L.P.	12,493,025	17,887,657	5.2	Annually (3)	90 days
Claren Road Credit Partners, L.P.	17,914,370	17,486,975	5.1	Quarterly (3)	45 days
CVI Global Value Fund A, L.P. (2)	1,241,084	3,272,771	1.0	Quarterly (4)	120 days
Elliott Associates, L.P.	17,412,056	23,802,000	7.0	Semi-Annually (4)	60 days
Eton Park Fund, L.P. (2)	15,439,310	19,200,504	5.6	Quarterly (3)	65 days
Farallon Capital Partners, L.P. (2)	18,060,570	21,720,000	6.4	Annually (3)	45 days
Fir Tree Capital Opportunity Fund, L.P.	17,850,400	22,470,690	6.6	Annually (3)	90 days
Graham Global Investment Fund I SPC, Ltd.	14,878,562	18,001,909	5.3	Monthly	3 days
GSO Special Situations Fund, L.P. (2)	256,817	397,933	0.1	Semi-Annually (3)	90 days
HBK Multi-Strategy Fund, L.P.	13,497,263	17,591,872	5.2	Quarterly	90 days
Highfields Capital Ltd. (2)	992,492	1,337,464	0.4	Annually (4)(8)	60 days
Kepos Alpha Fund, L.P.	14,000,000	15,795,038	4.6	Quarterly (10)	65 days
LibreMax SL Fund, L.P.	11,500,000	12,446,497	3.7	Not Permitted	N/A
MKP Opportunity Partners, L.P.	11,500,000	11,787,434	3.5	Monthly	60 days
OZ Asia Domestic Partners, L.P. (2)	14,000,000	15,662,428	4.6	Quarterly (5)	30 days
Rimrock High Income PLUS (QP) Fund, L.P.	20,000,000	20,968,063	6.2	Quarterly (4)	120 days
Stark Investments, L.P. (2)(6)	16,778	4,440	0.0	Quarterly	N/A
Stark Investments, L.P. - Class A (2)(7)	174,846	159,569	0.0	Quarterly	N/A
Stark Investments, L.P. - Class B (2)	40,091	66,625	0.0	Quarterly	N/A
Strategic Value Restructuring Fund, L.P.	15,999,612	17,225,063	5.1	Annually (3)	95 days
Taconic Opportunity Fund, L.P.	17,423,630	19,589,586	5.8	Quarterly	60 days
Total Investments in Portfolio Funds	$273,925,852	$321,068,646	94.3%

Other assets less liabilities		$19,446,104	5.7%

Members’ capital		$340,514,750	100.0%

FEG Absolute Access Fund LLC

Schedule of Investments (continued)

December 31, 2014
(unaudited)

(1)	Non-income producing.
(2)	All or a portion of these investments are held in side-pockets.
(3)	Withdrawals from this portfolio fund are permitted after a one-year lockup period from the date of the initial investment.
(4)	Withdrawals from this portfolio fund are permitted after a two-year lockup period from the date of the initial investment.
(5)	Withdrawals from this portfolio fund are permitted after a one-year and a quarter lockup period from the date of the initial investment.
(6)	Does not include holdback at cost of $555,498.
(7)	Does not include holdback at cost of $1,459.
(8)	In addition to annual withdrawals, semi-annual withdrawals are also permitted from the porfolio fund at a limited amount of 25% of the net asset value held by a share-holder.
(9)	Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions.
(10)	In addition to quarterly withdrawals, monthly withdrawals are also permitted from the Portfolio Fund at a limited amount of 33% of the net asset value held by a shareholder subject to a 0.20% redemption fee on the proceeds.
(11)	Absolute return managers, while often investing in the same asset classes as traditional investment managers, do so in a market neutral framework that attempts to arbitrage pricing discrepancies or other anomalies that are unrelated to general market moves. Absolute return strategies are designed to reduce exposure to the market risks that define the broad asset classes and therefore should be viewed as a separate absolute return or diversifying strategy category for asset allocation purposes. An allocation to absolute return strategies can add a potentially valuable element of diversification to a portfolio of traditional investments and can be used by investors as a way to manage the total market risk of their portfolios. Examples of individual strategies that generally fall into this absolute return category include merger arbitrage, fixed income arbitrage, equity market neutral, convertible arbitrage, relative value arbitrage and other event-driven strategies.

Type of Investment as a Percentage of Total Members' Capital (Unaudited):

FEG Absolute Access Fund LLC (the “Master Fund”), in which FEG Absolute Access TEI Fund LLC (the “Fund”) invests through its investment in FEG Absolute Access TEI Fund LDC, classifies its assets and liabilities in accordance with Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures. Fair value is defined as the price that the Fund and the Master Fund would receive if the Master Fund were to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s and the Master Fund’s investments.

The inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical investments.

•	Level 2 – Fair value of investments in Portfolio Funds with the ability to redeem within one quarter of the measurement date.

•	Level 3 – Fair value of investments in Portfolio Funds that do not have the ability to redeem within one quarter of the measurement date.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Master Fund are its interests in the Portfolio Funds and not the underlying holdings of such Portfolio Funds. Thus, the inputs used by the Master Fund to value its investments in each of the Portfolio Funds may differ from the inputs used to value the underlying holdings of such Portfolio Funds.

The following table represents Master Fund’s investments carried at fair value by level within the valuation hierarchy as of December 31, 2014:

Investments	Level 1	Level 2	Level 3	Total
Portfolio Funds	$-	$122,026,667	$199,041,979	$321,068,646
Short-Term Investments	-	-	-	-
Total	$-	$122,026,667	$199,041,979	$321,068,646

The Schedule of Investments categorizes the aggregate fair value of the Master Fund's investments in the Portfolio Funds by domicile, investment strategy, and liquidity.

The Master Fund discloses transfers between levels based on valuations at the end of the reporting period.  There were no transfers between Levels 1 or 2 as of December 31, 2014. Investments are transferred between Level 2 and Level 3 when the investment can be liquidated within one quarter or due to changes in side-pockets.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Portfolio Funds
Balance as of March 31, 2014	$219,600,589
Realized gain (loss)	5,593,861
Net change in unrealized appreciation/(depreciation)	882,983
Purchases	11,735,548
Sales	(15,215,943)
Net transfers in to Level 3	11,093
Net transfers out of Level 3	(23,566,152)
Balance as of December 31, 2014	$199,041,979

ITEM 2. CONTROLS AND PROCEDURES.

(a)     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FEG ABSOLUTE ACCESS TEI FUND LLC

By (Signature and Title)*	/s/ Christopher M. Meyer
Christopher M. Meyer, President
(principal executive officer)

Date	March 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher M. Meyer
Christopher M. Meyer, President
(principal executive officer)

Date	March 2, 2015

By (Signature and Title)*	/s/ Mary T. Bascom
Mary T. Bascom, Treasurer
(principal financial officer)

Date	March 2, 2015

* Print the name and title of each signing officer under his or her signature.